Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2023
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	3,482	3,482	—
Treasuries/governments bonds	11,525	11,525	—
Other interest-bearing securities except loans	41,561	41,561	—
Loans in the form of interest-bearing securities	51,227	52,519	1,292
Loans to credit institutions	19,009	19,260	251
Loans to the public	224,165	223,759	-406
Derivatives	6,432	6,432	—
Total financial assets	357,401	358,538	1,137

Borrowing from credit institutions	3,628	3,628	—
Debt securities issued	314,108	313,931	-177
Derivatives	12,637	12,637	—
Total financial liabilities	330,373	330,196	-177

	December 31, 2022
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	4,060	4,060	—
Treasuries/governments bonds	15,048	15,048	—
Other interest-bearing securities except loans	57,144	57,144	—
Loans in the form of interest-bearing securities	54,257	54,877	620
Loans to credit institutions	22,145	21,747	-398
Loans to the public	207,737	204,543	-3,194
Derivatives	10,304	10,304	—
Total financial assets	370,695	367,723	-2,972

Borrowing from credit institutions	7,153	7,153	—
Borrowing from the public	—	—	—
Debt securities issued	319,117	318,900	-217
Derivatives	13,187	13,187	—
Total financial liabilities	339,457	339,240	-217

Schedule of fair value measurement of assets

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2023
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	3,482	—	—	3,482	3,482
Loans in the form of interest-bearing securities	1,146	51,373	—	52,519	51,227
Loans to credit institutions	—	19,260	—	19,260	19,009
Loans to the public	—	223,759	—	223,759	224,165
Total financial assets in fair value hierarchy	4,628	294,392	—	299,020	297,883

	December 31, 2022
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	4,060	—	—	4,060	4,060
Loans in the form of interest-bearing securities	1,446	53,431	—	54,877	54,257
Loans to credit institutions	—	21,747	—	21,747	22,145
Loans to the public	—	204,543	—	204,543	207,737
Total financial assets in fair value hierarchy	5,506	279,721	—	285,227	288,199

Financial assets reported at fair value in fair value hierarchy

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,030	10,495	—	11,525
Other interest-bearing securities except loans	17,161	24,400	—	41,561
Derivatives	—	6,377	55	6,432
Total financial assets in fair value hierarchy	18,191	41,272	55	59,518

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	2,366	12,682	—	15,048
Other interest-bearing securities except loans	21,342	35,802	—	57,144
Derivatives	—	10,201	103	10,304
Total financial assets in fair value hierarchy	23,708	58,685	103	82,496

Schedule of fair value measurement of liabilities

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2023
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,628	—	3,628	3,628
Debt securities issued	—	293,433	—	293,433	293,609
Total financial liabilities in fair value hierarchy	—	297,061	—	297,061	297,237

	December 31, 2022
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	7,153	—	7,153	7,153
Debt securities issued	—	290,112	—	290,112	290,329
Total financial liabilities in fair value hierarchy	—	297,265	—	297,265	297,482

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,228	8,271	20,499
Derivatives	—	10,303	2,334	12,637
Total financial liabilities in fair value hierarchy	—	22,531	10,605	33,136

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	2,252	26,536	28,788
Derivatives	—	8,568	4,619	13,187
Total financial liabilities in fair value hierarchy	—	10,820	31,155	41,975

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3

	December 31, 2023
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2023	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2023
Debt securities issued	-26,536	-180	10,202	-1,912	11,291	-1,927	-207	998	-8,271
Derivatives, net	-4,516	—	1,416	—	-27	1,419	—	-571	-2,279
Net assets and liabilities	-31,052	-180	11,618	-1,912	11,264	-508	-207	427	-10,550

	December 31, 2022
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2022	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2022
Debt securities issued	-32,555	-4,267	10,255	—	—	2,641	-52	-2,558	-26,536
Derivatives, net	-2,037	0	221	—	—	-616	—	-2,084	-4,516
Net assets and liabilities	-34,592	-4,267	10,476	—	—	2,025	-52	-4,642	-31,052
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2023, amounted to a Skr -27 million loss (year-end 2022: Skr 2,024 million gain) and are reported as net results of financial transactions.

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2023	December 31, 2022	2023	2022
CVA/DVA, net[1]	-39	-51	11	-37
OCA[2]	-55	-32	-23	100
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of sensitivity analysis - level 3

Assets and liabilities	December 31, 2023
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-997	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,156	Correlation	0.12 - (0.12)	Option Model	-22	22
Other	-126	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,279				-22	22
Equity	-3,594	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-4,529	Correlation	0.12 - (0.12)	Option Model	23	-23
		Credit spreads	10BP - (10BP)	Discounted cash flow	22	-22
Other	-148	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-8,271				47	-47
Total effect on total comprehensive income					25	-25

Assets and liabilities	December 31, 2022
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,890	Correlation	0.12 - (0.12)	Option Model	-13	13
Interest rate	13	Correlation	0.12 - (0.12)	Option Model	—	—
FX	-1,528	Correlation	0.12 - (0.12)	Option Model	-34	34
Other	-111	Correlation	0.12 - (0.12)	Option Model	—	—
Sum derivatives, net	-4,516				-47	47
Equity	-10,797	Correlation	0.12 - (0.12)	Option Model	13	-13
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-8,817	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	102	-102
FX	-6,750	Correlation	0.12 - (0.12)	Option Model	36	-36
		Credit spreads	10BP - (10BP)	Discounted cash flow	36	-36
Other	-172	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-26,536				202	-202
Total effect on total comprehensive income					155	-155

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.